Compensation Options (Details Narrative) - $ / shares	1 Months Ended			12 Months Ended
	May 30, 2019	May 15, 2019	Apr. 08, 2019	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Dividend rate				0.00%	0.00%
Expected life				1 year 4 months 10 days	3 years
Market price per share						$ 0.67
Exercise price	$ 2.50	$ 3.00	$ 3.50	$ 1.25
Minimum [Member]
Statement [Line Items]
Risk free interest rate					0.61%
Volatility rate					119.00%
Market price per share					$ 0.40
Exercise price					$ 0.50
Maximum [Member]
Statement [Line Items]
Risk free interest rate					0.50%
Volatility rate					114.00%
Market price per share					$ 0.295
Exercise price					$ 0.40